23. Provision for legal and administrative proceedings (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 18,734,644	R$ 16,757,282
Civil [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,046,521	1,286,252
Actions Filed By Consumers [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	405,635	453,231
ANATEL [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	207,657	217,012
Consumer Protection Agencies [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	84,231	158,620
Former Trade Partners [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	173,213	182,843
Social, Environmental & Infrastructure [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	71,574	158,287
Other [Member]
ProvisionForLegalAndAdministrativeProceedingLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 104,211	R$ 116,259